Intangible Assets - Details of the Changes in Intangible Assets (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Impairment loss	₩ 1,934	[1]	₩ 82,743	[2]
Disposal groups classified as held for sale [member]
Disclosure of detailed information about intangible assets [line items]
Decrease through classified as held for sale, intangible assets other than goodwill	₩ 17,795		₩ 5,655

[1]	The Group recognized the difference between recoverable amount and the carrying amount of intangible assets amounting to ₩1,934 million as impairment loss for the year ended December 31, 2025.
[2]	The Group recognized the difference between recoverable amount and the carrying amount of intangible assets amounting to ₩82,743 million as impairment loss for the year ended December 31, 2024.